Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
The contractual obligations schedule set forth below summarizes our contractual obligations as of December 31, 2024:

	2025	2026	2027	2028	2029	Thereafter	Total
	(in thousands)
Secured term loan facilities and revolving credit facilities	$252,333	$121,321	$81,644	$131,822	$98,933	$74,506	$760,559
2024 Bonds	—	—	—	—	100,000	—	100,000
Vessels under construction(1)	61,740	92,610	216,090		—	—	370,440
Marine Export Terminal capital contributions(2)	4,000	—	—	—	—	—	4,000
Office operating leases(3)	1,314	1,138	1,342	92	23	—	3,909
Preferred shares investment	1,250	—	—	—	—	—	1,250
Total contractual obligations	$320,637	$215,069	$299,076	$131,914	$198,956	$74,506	$1,240,158

1.The Company entered into four contracts to build four new 48,500 cubic meter capacity liquefied ethylene gas carriers with Jiangnan Shipyard (Group) Co., Ltd. and China Shipbuilding Trading Co., Ltd., in China. The Newbuild Vessels Navigator Polaris and Navigator Proxima, Navigator Parsec, Navigator Pleione, are under construction and are scheduled to be delivered to the Company in March 2027, July 2027 November 2027 and January 2028 respectively, at an average shipyard price of $102.9 million per vessel.

2.We committed to expand our existing Ethylene Export Terminal. As at December 31, 2024 the remaining capital contributions required from us to the Export Terminal Joint Venture for the Terminal Expansion Project are expected to be approximately $4.0 million.

3.The Company occupies office space in London with a lease that commenced in January 2022 for a period of 10 years with a mutual break option in January 2027, which is the fifth anniversary of the lease commencement date. The lease payments are dependent on foreign exchange rates and the gross rent per year payable in GBP is approximately $1.1 million, with an initial rent-free period of 27 months, of which 13 months of the rent free period is repayable in the event that the break option is exercised.
The Company occupies office space in Copenhagen with a lease that commenced in September 2021 and expires in June 2025. The lease payments are dependent on foreign exchange rates and the gross rent per year payable in Danish Kroner is approximately $180,000.
The lease term for our office in Gdynia, Poland which commenced in April 2024 for a period of 5 years to March 30, 2029. The lease payments are dependent on foreign exchange rates and the gross rent per year payable in Euros is approximately $95,000.
The Company entered into a lease for office space in Houston that expires on March 31, 2025. The annual gross rent under this lease payable in U.S. Dollars is approximately $60,000. The Company has entered into a new lease for office space in Houston to begin on April 1, 2025, on expiry of the current lease. The annual gross rent under the new lease payable in U.S. Dollars will be approximately $135,000.
The weighted average remaining contractual lease term for the above four office leases on December 31, 2024, was 3.24 years (December 31, 2023: 3.88 years).